Equity - Non-controlling interests - Narrative (Details)		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary				100.00%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests		42.79%	42.73%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests		42.79%
Proportion of ownership interest in subsidiary	55.88%			55.88%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary				50.00%
Sichuan Shuijingfang Company Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests				36.83%